Interest and Finance Costs, Net - Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest And Finance Costs Net
Interest on long-term debt	$ 2,606	$ 1,591
Interest on promissory note	168	99
Amortization and write-off of financing costs	131	146
Total	$ 2,905	$ 1,836